Summary of Significant Accounting Policies (Details) - Schedule of statements of comprehensive income - Variable Interest Entity [Member] - USD ($)		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Condensed Statement of Income Captions [Line Items]
Revenue	[1]	$ 514,888	$ 309,380	$ 1,585,677
Net loss		$ (114,129)	$ (1,247,053)	$ (36,887)

[1]	Intercompany sales are eliminated upon consolidation.